Foreign Currency Amounts	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Foreign Currency Amounts
27.	FOREIGN CURRENCY AMOUNTS
The following tables show the amounts of assets and liabilities in foreign currency as of December 31, 2024 and 2023:

Item	12/31/2024					12/31/2023
	Total	Total per currency				Total
		US dollar	Euro	Real	Other
Assets
Cash and deposits in banks	2,044,847,264	2,015,766,362	26,354,112	196,014	2,530,776	2,439,756,634
Debt securities at fair value through profit or loss (1)	131,708,020	131,708,020				3,783,387,733
Other financial assets	78,066,976	78,005,252	61,724			172,428,654
Loans and other financing	1,127,076,701	1,123,843,398	90,100		3,143,203	391,933,914
Other financial institutions	51,787	51,787
Non-financial private sector and foreign residents	1,127,024,914	1,123,791,611	90,100		3,143,203	391,933,914
Other debt securities	82,871,494	82,871,494				193,039,126
Financial assets delivered as guarantee	26,123,811	26,059,608	64,203			121,433,166
Equity instruments at fair value through profit or loss	305,542	305,542				749,124

Total assets	3,490,999,808	3,458,559,676	26,570,139	196,014	5,673,979	7,102,728,351

Liabilities
Deposits	2,760,806,206	2,744,259,844	16,546,362			2,228,736,122
Non-financial public sector	94,820,867	94,820,867				74,765,958
Financial sector	11,363,253	11,363,253				15,474,347
Non-financial private sector and foreign residents	2,654,622,086	2,638,075,724	16,546,362			2,138,495,817
Liabilities at fair value through profit or loss						30,089,947
Other financial liabilities	161,895,080	159,126,686	2,304,493	72	463,829	188,087,215
Financing from the BCRA and other financial institutions	43,201,108	39,462,513	595,392		3,143,203	33,478,146
Issued corporate bonds						117,268,047
Subordinated corporate bonds	417,675,451	417,675,451				714,760,748
Other non-financial liabilities	4,167,977	4,167,977				21,377,336

Total liabilities	3,387,745,822	3,364,692,471	19,446,247	72	3,607,032	3,333,797,561

(1)
Includes Argentine Treasury Bonds linked to the US dollar for 612,831
 a
s of December 31, 2024, and includes Argentine government discount bonds in dual currency for 3,240,702,855 and Argentine Treasury Bonds linked to the US dollar for 414,109,309 as of December 31, 2023.